UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202- 4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202- 4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2011

(Unaudited)

Semi-Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3
Touchstone Ohio Tax-Free Bond Fund	4
Touchstone Ohio Tax-Free Money Market Fund	6
Touchstone Tax-Free Money Market Fund	9
Notes to Portfolios of Investments	12
Portfolio Composition	13
Statement of Assets and Liabilities	14 - 15
Statement of Operations	16
Statement of Changes in Net Assets	18 - 19
Financial Highlights	20 - 22
Notes to Financial Statements	23 - 30
Other Items	31 - 36
Privacy Protection Policy	37

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2011

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Ohio Tax-Free Bond Fund
Credit Quality	(% of Investment Securities)
AAA	13.2%
AA	54.2
A	24.1
BBB	8.5
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue and
General Obligation Bonds	98.6%
Variable Rate Demand Notes	0.9
Other Assets/Liabilities (net)	0.5
Total	100.0%

Touchstone Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MI G1/SP1-+	88.2%
A-2/P-2	11.8
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.0%
Fixed Rate Revenue and
General Obligation Bonds	27.0
Commercial Paper	1.1
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Ohio Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MI G1/SP1-+	87.5%
A-2/P-2	12.5
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	78.4%
Fixed Rate Revenue and
General Obligation Bonds	19.2
Other Assets/Liabilities (net)	2.4
Total	100.0%

3

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 98.6%
$500,000	Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $101	5.000	12/01/12	$526,725
250,000	OH St Higher Edl Facs (Xavier Univ) Ser 2003 Pre-refunded @ $100	5.000	05/01/13	264,600
765,000	Fairfield Co OH LTGO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	815,773
1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,681,221
325,000	Warren OH Wtr Wks Rev Ser 1997	5.500	11/01/15	344,916
470,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	524,398
515,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	613,025
1,500,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,797,285
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	839,535
1,210,000	Cincinnati OH Tech College Ser 2002	5.250	10/01/21	1,251,854
1,050,000	Harrison OH Wst Wtr Sys Rev (Impt) Ser 2003	5.250	11/01/23	1,118,061
1,000,000	Akron OH (Impt Purp) LTGO Ser 2002	5.000	12/01/23	1,043,380
450,000	Columbus OH TIF Rev (Polaris) Ser 2004 A	4.750	12/01/23	467,050
865,000	Fairfield Co OH LTGO Ser 2005	5.000	12/01/23	954,960
600,000	OH St Higher Edl Fac (Univ Dayton) Ser 2004	5.000	12/01/23	628,152
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B	5.000	12/01/23	1,064,400
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,006,210
400,000	Springboro OH Swr Sys Rev (Mtg) Ser 2004	5.000	06/01/24	412,480
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,156,900
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,083,670
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004	5.000	12/01/25	857,085
1,000,000	Univ Of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,048,240
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,535,175
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,177,233
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007	5.000	12/01/26	1,094,080
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,091,270
1,500,000	OH St Higher Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,580,025
2,100,000	Oregon OH CSD UTGO Ser 2005	5.000	12/01/27	2,234,064
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,128,700
1,000,000	OH St Higher Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,101,200
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	907,157
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,285,275
875,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,196,081
1,000,000	Mason OH Swr Sys Rev (Impt) Ser 2004	5.000	12/01/28	1,013,740
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,653,330
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	666,763
345,000	Univ Of Toledo OH Ser 2011 B	5.000	06/01/29	366,801
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,072,500
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,026,930
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,053,460
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	964,049
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	340,195
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,075,930
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	511,345
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,058,750
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,634,055
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	760,455
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,065,870
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,407,510
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010	4.750	12/01/32	1,113,360
2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	2,140,880
	Total Fixed Rate Revenue and General Obligation Bonds			$54,756,103

4

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 0.9%
$300,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank Of America NA)	0.090	01/03/12	$300,000
200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.040	01/03/12	200,000
	Total Variable Rate Demand Notes			$500,000

	Total Investment Securities — 99.5%
	(Cost $52,005,178)			$55,256,103

	Other Assets in Excess of Liabilities — 0.5%			295,728

	Net Assets — 100.0%			$55,551,831

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,256,103	$—	$55,256,103

See accompanying notes to portfolio of investments and notes to financial statements.

5

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 19.2%
$150,000	Cleveland OH Wtrwks Rev Ser 2011 K	5.000	01/01/12	$150,019
780,000	AMP OH, Inc. OH (BANS Brewster Vlg) Revenue Notes Ser 2011	1.500	01/05/12	780,013
675,000	Defiance OH CSD (BANS Sch Facs Const) UTGO Ser 2011	4.200	01/11/12	675,520
2,500,000	Columbia OH LSD (UTGO) UTGO Ser 2011	2.000	01/19/12	2,501,525
900,000	Morrow Co OH (BANS Co Courthouse) LTGO Ser 2011	2.000	01/25/12	900,734
100,000	OH St (Higher Ed) UTGO Ser 2002 A Pre-refunded @ $100	5.375	02/01/12	100,415
410,000	Puerto Rico. Public Fin Corp. (Bal Comwlth) Ser 2002 E Pre-refunded @ $100	5.500	02/01/12	411,740
225,000	OH St (Infrastructure Impt) UTGO Ser 2002 B Pre-refunded @ $100	5.250	03/01/12	226,798
982,500	Franklin OH (BANS Pub Impt) LTGO Ser 2011	2.350	03/02/12	984,442
1,800,000	Miamisburg OH (BANS) UTGO Ser 2011	1.800	03/12/12	1,803,999
1,100,000	Hamilton Twp OH (BANS Var Purp) UTGO Ser 2011	2.250	03/14/12	1,102,165
4,100,000	Butler OH Tech & Career Dev (BANS Sch Impt) LTGO Ser 2011	1.650	03/15/12	4,107,398
350,000	OH St (Common Schools) UTGO Ser 2003 C	5.000	03/15/12	353,301
1,200,000	Springboro OH (BANS Str Impt) Ser 2011	1.500	04/05/12	1,201,540
1,020,000	Middletown OH CSD (BANS Sch Impt) UTGO Ser 2011	2.350	05/31/12	1,025,622
100,000	OH St Wtr Dev Auth Wtr Poll (State Match) Ser 2001	4.000	06/01/12	101,494
200,000	OH St Wtr Dev Auth Wtr Poll (Water Quality) Ser 2009	4.000	06/01/12	202,949
700,000	Univ Cincinnati OH Rcpts Ser 2011 C	2.000	06/01/12	703,322
2,500,000	Northmont OH CSD (BANS (Sch Impt)) UTGO Ser 2011	1.625	06/05/12	2,509,271
1,400,000	Piqua OH CSD (BANS Street Impt) UTGO Ser 2011	1.125	06/14/12	1,403,292
250,000	OH St Major New Street Infra Ser 2010	5.000	06/15/12	255,060
2,000,000	Lake Co OH (BANS Purp) LTGO Ser 2011	1.500	06/28/12	2,005,816
960,000	Kirtland OH (BANS Purp) LTGO Ser 2011	1.000	07/19/12	962,346
2,000,000	Cleveland OH Wtr Rev (Sub Lien Nts) Ser 2011	1.000	07/26/12	2,005,622
1,000,000	AMP OH, Inc. (BANS Elec Sys Impt) Ser 2011	1.250	08/09/12	1,000,905
1,570,000	Olmsted Falls OH (BANS Purp Impt) LTGO Ser 2011	1.250	08/09/12	1,573,280
5,400,000	Union Twp OH (BANS) LTGO Ser 2011	1.125	09/12/12	5,417,043
1,500,000	Cuyahoga OH (BANS Purp) UTGO Ser 2011	2.000	09/14/12	1,509,368
100,000	OH St Cultural & Sports Capi Ser 2008 B	4.000	10/01/12	102,457
1,325,000	Kent OH (BANS Var Purp) LTGO Ser 2011	1.000	10/10/12	1,329,068
1,700,000	AMP OH, Inc. (BANS Var Purp) Ser 2011	1.250	10/25/12	1,703,479
2,000,000	Springboro OH (Real Estate Acquisition Nts) Ser 2011	2.000	10/26/12	2,017,809
1,995,000	AMP OH, Inc. (BANS Elec Sys Impt Bowling Gre) Ser 2011	1.250	11/20/12	1,996,758
	Total Fixed Rate Revenue and General Obligation Bonds			$43,124,570

	Variable Rate Demand Notes — 78.4%
1,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank Of America NA)	0.090	01/03/12	1,000,000
9,180,000	Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.040	01/03/12	9,180,000
10,190,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.030	01/03/12	10,190,000
2,045,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 C (SPA: Wells Fargo Bank NA)	0.020	01/03/12	2,045,000
8,425,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 B (SPA: Barclays Bank Plc)	0.050	01/03/12	8,425,000
4,565,000	MS St Business Fin Co Ser 2009 G	0.010	01/03/12	4,565,000
4,085,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 G	0.030	01/03/12	4,085,000
10,115,000	OH St Higher Edl Facs Rev (Case Western) Ser 2002 A (SPA: Landesbank Hessen-Thuringen)	0.130	01/03/12	10,115,000
1,500,000	OH St Wtr Dev Auth (FirstEnergy) Ser 2011 C (LOC: UBS AG)	0.050	01/03/12	1,500,000
3,900,000	OH St Wtr Dev Auth Rev (FirstEnergy Gen Corp) Ser 2011 A (LOC: UBS AG)	0.040	01/03/12	3,900,000
4,560,000	OH St Wtr Dev Auth Rev (FirstEnergy Nuclear) Ser 2009 B (LOC: Wells Fargo Bank NA)	0.050	01/03/12	4,560,000
1,000,000	Blue Ash OH EDR (Ursuline Academy) Ser 2011 (LOC: PNC Bank NA)	0.090	01/06/12	1,000,000

6

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 78.4% (Continued)
$800,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.100	01/06/12	$800,000
3,500,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc) Ser 2004 (LOC: U.S. Bank NA)	0.110	01/06/12	3,500,000
4,200,000	Butler Co OH Port Auth EDR (Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.140	01/06/12	4,200,000
1,900,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.120	01/06/12	1,900,000
1,715,000	Carroll Co OH Hlthcare Facs Rev (St Johns Village) Ser 2000 (LOC: National City Bank)	0.120	01/06/12	1,715,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Village) Ser 2007 B (LOC: National City Bank)	0.090	01/06/12	300,000
2,500,000	Cleveland OH Wtrwks Rev Ser 2008 Q (LOC: Bank Of America NA)	0.110	01/06/12	2,500,000
500,000	Cleveland-Cuyahoga Co Port Auth Rev (Carnegie/96th Resh Bldg) Ser 2003 (LOC: PNC Bank NA)	0.080	01/06/12	500,000
2,690,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.120	01/06/12	2,690,000
500,000	Columbus OH UTGO Ser 1995 1 (SPA: JP Morgan Chase Bank NA)	0.087	01/06/12	500,000
8,285,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.040	01/06/12	8,285,000
2,015,000	Columbus OH Regl Arpt Auth Cap (OASBO Expaned Asset) Ser 2005 (LOC: U.S. Bank NA)	0.100	01/06/12	2,015,000
700,000	Columbus OH Regl Arpt Auth Rev (OASBO) Ser 2004 A (LOC: U.S. Bank NA)	0.100	01/06/12	700,000
365,000	Columbus OH Regl Arpt Auth Rev (Pooled Fing Prog) Ser 2004 A (LOC: U.S. Bank NA)	0.100	01/06/12	365,000
650,000	Columbus OH Rev Ser 2008 B	0.040	01/06/12	650,000
60,000	Coshocton Co OH Facs Rev (Echoing Hills Village) Ser 1999 (LOC: Bank One Columbus NA)	0.470	01/06/12	60,000
560,000	Cuyahoga Co OH EDR (North Coast Cmmnty Homes) Ser 2002 (LOC: National City Bank)	0.160	01/06/12	560,000
2,075,000	Franklin Co OH Hosp Rev (US Health Corp) Ser 1996 A (LOC: U.S. Bank NA)	0.070	01/06/12	2,075,000
6,000,000	Hamilton Co OH EDR (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.090	01/06/12	6,000,000
750,000	Hamilton Co OH EDR (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.150	01/06/12	750,000
3,330,000	Hamilton Co OH Hlthcare Facs Rev (Children's Home) Ser 2008 (LOC: U.S. Bank NA)	0.100	01/06/12	3,330,000
3,350,000	Hamilton Co OH Hosp Facs Rev (Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.090	01/06/12	3,350,000
1,050,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.070	01/06/12	1,050,000
1,100,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.100	01/06/12	1,100,000
2,160,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.100	01/06/12	2,160,000
1,290,000	Hamilton Co OH Hosp Facs Rev (Drake Ctr Inc) Ser 1999 A (LOC: U.S. Bank NA)	0.100	01/06/12	1,290,000
1,847,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: Federal Home Loan Bank)	0.190	01/06/12	1,847,000
6,500,000	Kent State University Rev (General Rcpts) Ser 2008 B (LOC: Bank Of America NA)	0.090	01/06/12	6,500,000
400,000	Lake Co OH Hosp Facs Rev (Lake Hosp Sys Inc) Ser 2008 B (LOC: JP Morgan Chase Bank NA)	0.090	01/06/12	400,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank Of Canada)	0.090	01/06/12	4,905,000
400,000	OH St (Common Schs) UTGO Ser 2005 B	0.060	01/06/12	400,000
7,200,000	OH St (Infrastructure Impt) UTGO Ser 2001 B	0.060	01/06/12	7,200,000
475,000	OH St (Infrastructure Impt) UTGO Ser 2003 B	0.070	01/06/12	475,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank Of Nova Scotia)	0.060	01/06/12	3,000,000
1,500,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 B (LOC: Bank Of Nova Scotia)	0.070	01/06/12	1,500,000

7

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 78.4% (Continued)
$4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.090	01/06/12	$4,600,000
550,000	OH St Higher Edl Facs Rev (Marietta College) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.100	01/06/12	550,000
2,855,000	OH St Higher Edl Facs Rev (Otterbein College) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.100	01/06/12	2,855,000
250,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2000 (LOC: U.S. Bank NA)	0.100	01/06/12	250,000
200,000	OH St Univ (The) Ser 1997	0.020	01/06/12	200,000
1,600,000	OH St Univ (The) Ser 1999 B	0.060	01/06/12	1,600,000
1,000,000	OH St Univ (The) Ser 2001	0.060	01/06/12	1,000,000
800,000	OH St Univ (The) Ser 2001	0.060	01/06/12	800,000
3,835,000	OH St Univ (The) Ser 2009 B	0.060	01/06/12	3,835,000
1,500,000	OH St Univ (The) Ser 2010 E	0.060	01/06/12	1,500,000
2,000,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.100	01/06/12	2,000,000
2,675,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.190	01/06/12	2,675,000
510,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.190	01/06/12	510,000
3,700,000	Puerto Rico. Cmwlth UTGO Ser 2011 (LOC: Barclays Bank Plc)	0.050	01/06/12	3,700,000
2,950,000	Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.120	01/06/12	2,950,000
1,045,000	Salem OH Hosp Rev (Salem Cmmnty) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.070	01/06/12	1,045,000
935,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: National City Bank)	0.160	01/06/12	935,000

740,000	Summit Co OH Hlthcare Facs Rev (Village At St Edward) Ser 2010 (LOC: PNC Bank NA)	0.120	01/06/12	740,000
1,020,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.120	01/06/12	1,020,000
4,800,000	Wood Co OH Hosp Facs Rev (Hosp Assn) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.120	01/06/12	4,800,000
	Total Variable Rate Demand Notes			$176,702,000

	Total Investment Securities — 97.6%
	(Cost $219,826,570)			$219,826,570

	Other Assets in Excess of Liabilities — 2.4%			5,508,904

	Net Assets — 100.0%			$225,335,474

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$123	$219,826,570	$123	$219,826,570

See accompanying notes to portfolio of investments and notes to financial statements.

8

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 27.0%
$200,000	Du Page Co IL Commn High Sch UTGO Ser 2002	4.500	01/01/12	$200,022
100,000	Kane & Du Page Cos IL Commn UTGO Ser 2002 A Pre-refunded @ $100	5.500	01/01/12	100,014
100,000	Salt River AZ Proj Agric Impt (Salt Riv) Ser 2002 A Pre-refunded @ $101	5.000	01/01/12	101,012
500,000	CO St Edl & Cultural (Charter Sch Littleton Academy) Ser 2002 Pre-refunded @ $100	6.125	01/15/12	501,089
125,000	Dekalb IN Estrn High Sch Bldg Ser 2003 Pre-refunded @ $100	6.000	01/15/12	125,264
500,000	Columbia OH LSD (UTGO) UTGO Ser 2011	2.000	01/19/12	500,305
100,000	Charleston Co SC Sch Dist Dev Corp. UTGO Ser 2001 Pre-refunded @ $100	5.000	02/01/12	100,375
100,000	Charleston Co SC Sch Dist Dev Corp. UTGO Ser 2001 B Pre-refunded @ $100	5.000	02/01/12	100,387
100,000	KY St Property & Bldgs Comm Ser 2002 Pre-refunded @ $100	5.375	02/01/12	100,414
100,000	MO St Highways & Transit Ser 2003 A Pre-refunded @ $100	4.625	02/01/12	100,352
100,000	Collier Co FL Sch Brd Certificate Participation Ser 2002 Pre-refunded @ $100	5.375	02/15/12	100,605
100,000	Collier Co FL Sch Brd Certificate Participation Ser 2002 Pre-refunded @ $100	5.375	02/15/12	100,608
100,000	Dallas TX LTGO Ser 2003 Pre-refunded @ $100	3.750	02/15/12	100,404
100,000	Dallas TX Indpt Sch Dist UTGO Ser 2002 Pre-refunded @ $100	5.500	02/15/12	100,617
100,000	Fort Worth TX Wtr & Swr Rev Ser 2002 Pre-refunded @ $100	5.625	02/15/12	100,639
250,000	Milwaukee WI UTGO Ser 2007 N4	4.250	02/15/12	251,176
100,000	Oxford PA Area Sch Dist UTGO Ser 2001 A Pre-refunded @ $100	5.500	02/15/12	100,616
100,000	San Jacinto TX Commn Clg Dist (Maintenance Tax Nts) LTGO Ser 2003 Pre-refunded @ $100	3.900	02/15/12	100,420
135,000	Texas Tech University Rev (Fing Sys Seventh) Ser 2002 Pre-refunded @ $100	5.500	02/15/12	135,851
100,000	Dorchester Co SC Sch Dist #4 UTGO Ser 2010	3.000	03/01/12	100,385
155,000	Georgetown Co SC Sch Dist UTGO Ser 2004 B Pre-refunded @ $102	5.000	03/01/12	159,283
115,000	Horry Co SC Sch Dist UTGO Ser 2001 A Pre-refunded @ $100	5.375	03/01/12	115,919
120,000	Houston TX Area Wtr Corp. Contr (Northeast Wtr Purification) Ser 2002 Pre-refunded @ $100	5.125	03/01/12	120,909
250,000	MA St (Cons Ln) LTGO Ser 2002 B Pre-refunded @ $100	5.500	03/01/12	252,022
100,000	Met Wtr Dist of Southern CA (Wtr Wks) UTGO Ser 2002 Pre-refunded @ $100	4.125	03/01/12	100,604
100,000	Midland TX (Ctfs Oblig) LTGO Ser 2009	3.000	03/01/12	100,409
400,000	Wake Co NC (Pub Impt) UTGO Ser 2002 Pre-refunded @ $100	4.600	03/01/12	402,751
200,000	Hamilton Twp OH (BANS Var Purp) UTGO Ser 2011	2.250	03/14/12	200,394
400,000	Butler OH Tech & Career Dev (BANS Sch Impt) LTGO Ser 2011	1.650	03/15/12	400,722
200,000	Lawrence MA (St Qualified) LTGO Ser 2002 Pre-refunded @ $101	5.250	03/15/12	203,974
100,000	Fairfield CT UTGO Ser 2002 A Pre-refunded @ $100	5.000	04/01/12	101,143
175,000	MO St Developement Finance Board Rev (Eastland Ctr Phase IV) Ser 2002 Pre-refunded @ $100	5.125	04/01/12	177,057
125,000	Omaha NE Convention Hotel Corp. (Convention Ctr 1st Tier) Ser 2002 A Pre-refunded @ $100	5.125	04/01/12	126,452
100,000	CT St UTGO Ser 2003 A	5.000	04/15/12	101,320
100,000	Delta Co MI Econ Dev Corp. (Mead Westvaco Escanaba) Ser 2002 A Pre-refunded @ $100	6.250	04/15/12	101,657
100,000	Fairfax Co VA Cops Certificate Participation Ser 2000 Pre-refunded @ $102	5.750	04/15/12	103,501
280,000	University of North Texas Rev (Fing Sys) Ser 2002 Pre-refunded @ $100	5.000	04/15/12	283,732
100,000	Chippewa Valley MI Schs UTGO Ser 2002 Pre-refunded @ $100	5.000	05/01/12	101,524
100,000	GA St UTGO Ser 2002 B Pre-refunded @ $100	5.000	05/01/12	101,516
115,000	PA St (Second Ser) UTGO Ser 2002 Pre-refunded @ $100	5.100	05/01/12	116,779
150,000	WI St UTGO Ser 2001 F Pre-refunded @ $100	5.500	05/01/12	152,507
150,000	IL St Hlth Facs Auth Rev (Condell Med Ctr) Ser 2002 Pre-refunded @ $100	5.500	05/15/12	152,855
150,000	FL St Brd of Edu (Cap Outlay) UTGO Ser 2007 B	5.000	06/01/12	152,835
200,000	FL St Brd of Edu (Pub Ed) UTGO Ser 2002 F	5.500	06/01/12	206,167
385,000	FL St Brd of Edu (Public Educ) UTGO Ser 2003 I	5.000	06/01/12	392,352
170,000	Pulaski Co AR Public Facs Br (Philander Smith College) Ser 2002 A	4.400	06/01/12	172,784

9

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 27.0% (Continued)
$100,000	University of Arizona (Univ Ariz) Certificate Participation Ser 2001 B Pre-refunded @ $100	5.000	06/01/12	$101,860
500,000	Northmont OH CSD (BANS (Sch Impt)) UTGO Ser 2011	1.625	06/05/12	501,854
185,000	CT St UTGO Ser 2002 B Pre-refunded @ $100	5.500	06/15/12	189,218
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2011	1.000	07/19/12	200,489
500,000	Cleveland OH Wtr Rev (Sub Lien Nts) Ser 2011	1.000	07/26/12	501,404
430,000	AMP OH, Inc. (BANS Elec Sys Impt) Ser 2011	1.250	08/09/12	430,388
631,000	Olmsted Falls OH (BANS Fire Sta Impt) UTGO Ser 2011	1.250	08/09/12	632,318
600,000	Union Twp OH (BANS Var Purp) LTGO Ser 2011	1.125	09/12/12	601,970
500,000	Cuyahoga OH (BANS Var Purp) UTGO Ser 2011	2.000	09/14/12	503,123
400,000	Kent OH (BANS Var Purpose) LTGO Ser 2011	1.000	10/10/12	401,228
300,000	AMP OH, Inc. (BANS Var Purpose) Ser 2011	1.250	10/25/12	300,614
	Total Fixed Rate Revenue and General Obligation Bonds			$12,086,189

	Commercial Paper — 1.1%
500,000	York Co SC	0.450	03/01/12	500,000

	Variable Rate Demand Notes — 72.0%
1,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan Chase & Co)	0.060	01/03/12	1,000,000
500,000	CO St Edl & Cultural (Natl Jewish Federation A13) Ser 2008 (LOC: Bank Of America NA)	0.110	01/03/12	500,000
1,000,000	CO St Edl & Cultural (Natl Jewish Fedn Bd A 12) Ser 2008 (LOC: Bank Of America NA)	0.090	01/03/12	1,000,000
500,000	Jacksonville FL Econ Dev Commn Hlthcare Facs Rev (Methodist) Ser 2010 (LOC: TD Bank NA)	0.050	01/03/12	500,000
300,000	New York NY (Adj Subser) UTGO Ser 1993 E2 (LOC: JP Morgan Chase Bank NA)	0.050	01/03/12	300,000
800,000	Pitkin Co CO IDR (Aspen Skiing Co) Ser 1994 A (LOC: JP Morgan Chase Bank NA)	0.070	01/03/12	800,000
965,000	VT St Edl & Hlth Bldgs Fin Agy Rev (Brattleboro Mem Hosp) Ser 2008 A (LOC: TD Banknorth NA)	0.050	01/03/12	965,000
835,000	VT St Edl & Hlth Bldgs Fin Agy Rev (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.050	01/03/12	835,000
500,000	Abag CA Fin Auth For Nonprofit Corp (Hsg Arbors Apts) Ser 2002 A (LIQ: FNMA)	0.120	01/06/12	500,000
700,000	Alachua Co FL HFA Rev (Hsg Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.120	01/06/12	700,000
1,000,000	Broward Co FL HFA (Reflections Apts) Ser 1999 (LIQ: FHLMC)	0.090	01/06/12	1,000,000
700,000	Cleveland-Cuyahoga Co OH Por (Spc Bldgs 1&3 LLC) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.070	01/06/12	700,000
400,000	Hailey ID IDC Rev (Rocky Mountain Hardware) Ser 2006 (LOC: Wells Fargo Bank NA)	0.290	01/06/12	400,000
700,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.090	01/06/12	700,000
1,070,000	Hendersonville TN IDB Rev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.170	01/06/12	1,070,000
1,075,000	IA St Fin Auth Small Business Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.200	01/06/12	1,075,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.120	01/06/12	1,000,000
585,000	Independence OH Econ Dev Rev (Spectrum Invs Ltd) Ser 2001 (LOC: U.S. Bank NA)	0.120	01/06/12	585,000
700,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) Ser 2004 B (LOC: FHLB)	0.100	01/06/12	700,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)	0.070	01/06/12	1,200,000
260,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.390	01/06/12	260,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank Of Nova Scotia)	0.060	01/06/12	750,000
1,740,000	Lexington-Fayette Co KY Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank Inc)	0.250	01/06/12	1,740,000

10

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 72.0% (Continued)
$600,000	Lexington-Fayette Co KY Govt IBR (Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.350	01/06/12	$$600,000
360,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.160	01/06/12	360,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.090	01/06/12	925,000
608,000	Orange Co FL IDA Rev (Adj Trinity Prep Sch Inc) Ser 2005 (LOC: Wells Fargo Bank NA)	0.190	01/06/12	608,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.120	01/06/12	1,050,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank Of NY Mellon)	0.090	01/06/12	1,200,000
1,445,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.230	01/06/12	1,445,000
1,200,000	Saint Charles Co MO IDA Rev (National Cart) Ser 2003 A (LOC: U.S. Bank NA)	0.270	01/06/12	1,200,000
1,320,000	San Bernardino Co CA Rev (Hsg Mtg Parkview) Ser 2004 A (LIQ: FNMA)	0.070	01/06/12	1,320,000
935,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.220	01/06/12	935,000
1,635,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.150	01/06/12	1,635,000
305,000	Volusia Co FL HFA Rev (Anatole Apts) Ser 2002 (LIQ: FNMA)	0.090	01/06/12	305,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.150	01/06/12	1,000,000
490,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.100	01/06/12	490,000
500,000	Chatom AL IDB Gulf Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.950	05/15/12	500,000
350,000	Monroe Co NY IDA Rev (Natl Dev Council) Ser 2011 (LOC: HSBC Bank USA NA)	3.500	06/15/12	350,000
	Total Variable Rate Demand Notes			$32,203,000

	Total Investment Securities — 100.1%
	(Cost $44,789,189)			$44,789,189

	Liabilities in Excess of Other Assets — (0.1%)			(36,215)

	Net Assets — 100.0%			$44,752,974

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$44,789,189	$—	$44,789,189

See accompanying notes to portfolio of investments and notes to financial statements.

11

Notes to Portfolios of Investments

December 31, 2011(Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at December 31, 2011.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FHLMC – Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC – Household Finance Corporation

IBR – Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDC - Industrial Development Corporation

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

SPA – Stand-by Purchase Agreement

TIF – Tax Increment Financing

UTGO – Unlimited Tax General Obligation

12

Portfolio Composition (Unaudited)

December 31, 2011

As of December 31, 2011, theTouchstone OhioTax-Free Bond Fund and theTouchstone OhioTax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of December 31, 2011, 22.7% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were invested in the State of Ohio, 14.1% in the State of Florida, 8.6% in the State of Missouri, 6.3% in the State of Colorado and 5.4% in the State of Kentucky.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, the Funds may invest in fewer issuers than those of a diversified fund. As of December 31, 2011, there were no investments of 10% or greater in any one issuer.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating organizations (or by one such organization if a security is rated by only that organization) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The percentage of investments for each Fund as of December 31, 2011 classified by security type, was as follows:

	Ohio Tax-Free Bond Fund	Ohio Tax-Free Money Market Fund	Tax-Free Money Market Fund
General Obligations	40.1%	22.8%	11.3%
Prerefunded/Escrowed to Maturity	10.3%	0.3%	14.1%
Variable Rate Demand Notes	0.9%	71.3%	69.9%
Adjustable Rate Put Bonds	—	—	1.9%
Fixed Rate Revenue Bonds	48.7%	5.6%	2.8%
Total Investments	100.0%	100.0%	100.0%

13

Statements of Assets and Liabilities

December 31, 2011 (Unaudited)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Assets
Investments securities
At amortized cost or at original cost for Touchstone Ohio Tax-Free Bond Fund	$52,005,178	$219,826,570	$44,789,189
Investments, at value	55,256,103	219,826,570	44,789,189
Cash	86,359	690,652	47,268
Dividends and interest receivable	344,208	359,775	137,270
Receivable for capital shares sold	27,181	4,535,388	9,201
Receivable from other affiliates	724	87,202	16,677
Prepaid expenses	6,954	11,773	8,901
Total Assets	55,721,529	225,511,360	45,008,506

Liabilities
Dividends payable	53,042	1,195	5
Payable to Transfer Agent	8,442	7,894	9,196
Payable for capital shares redeemed	57,067	19,969	208,497
Payable to Investment Advisor	23,378	91,467	19,100
Payable to Trustees	4,099	4,081	4,100
Payable for professional services	10,378	28,837	11,311
Other accrued expenses and liabilities	13,292	22,443	3,323
Total Liabilities	169,698	175,886	255,532

Net Assets	$55,551,831	$225,335,474	$44,752,974

Net assets consist of:
Paid-in capital	$52,289,195	$225,338,937	$44,754,490
Accumulated net investment loss	(28,923)	(352)	(171)
Accumulated net realized gains (losses) on investments	40,634	(3,111)	(1,345)
Net unrealized appreciation on investments	3,250,925	—	—
Net Assets	$55,551,831	$225,335,474	$44,752,974

14

Statements of Assets and Liabilities (Continued)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$48,890,539	$91,736,635	$15,448,179
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,196,657	91,719,247	15,458,919
Net asset value and redemption price per share	$11.65	$1.00	$1.00
Maximum offering price per share	$12.23	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,661,292	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	571,108	—	—
Net asset value, offering price and redemption price per share*	$11.66	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$29,304,795
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	29,305,725
Net asset value, offering price and redemption price per share*	$—	$—	$1.00

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$—	$133,598,839	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	133,606,707	—
Net asset value, offering price and redemption price per share*	$—	$1.00	$—

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

15

Statements of Operations

For the Six Months Ended December 31, 2011 (Unaudited)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Investment Income
Interest	$1,229,274	$288,328	$76,630

Expenses
Investment advisory fees	137,449	475,533	119,908
Administration fees	54,978	200,741	47,962
Compliance fees and expenses	904	904	904
Custody fees	360	1,315	194
Professional fees	11,429	20,189	11,275
Transfer Agent fees, Class A	10,283	10,056	3,727
Transfer Agent fees, Class C	1,979	—	—
Transfer Agent fees, Class S	—	—	10,100
Transfer Agent fees, Institutional Class	—	627	—
Postage and supplies	5,065	5,076	2,277
Registration fees, Class A	3,328	6,221	4,935
Registration fees, Class C	2,586	—	—
Registration fees, Class S	—	—	2,572
Registration fees, Institutional Class	—	1,207	—
Reports to Shareholders, Class A	2,265	3,424	1,966
Reports to Shareholders, Class C	1,887	—	—
Reports to Shareholders, Class S	—	—	3,156
Reports to Shareholders, Institutional Class	—	1,096	—
Distribution expenses, Class A	60,853	94,638	20,026
Distribution expenses, Class C	31,489	—	—
Distribution expenses, Class S	—	—	55,918
Trustee fees	3,704	3,718	3,703
Other expenses	7,236	8,265	8,720
Total Expenses	335,795	833,010	297,343
Fees waived by the Administrator	(54,978)	(200,741)	(47,962)
Expenses reimbursed by the Investment Advisor	(23,417)	(353,990)	(175,152)
Net Expenses	257,400	278,279	74,229

Net Investment Income	971,874	10,049	2,401

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	51,025	(2,130)	(443)
Net change in unrealized appreciation on investments	1,386,459	—	—

Net Realized and Unrealized Gain (Loss) on Investments	1,437,484	(2,130)	(443)

Change in Net Assets Resulting from Operations	$2,409,358	$7,919	$1,958

16

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17

Statements of Changes in Net Assets

	Touchstone Ohio Tax-Free Bond Fund
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011
From Operations
Net investment income	$971,874	$2,008,736
Net realized gain (loss) on investments	51,025	413,005
Net change in unrealized appreciation (depreciation) on investments	1,386,459	(937,680)
Change in Net Assets from Operations	2,409,358	1,484,061

Distributions to Shareholders from:
Net investment income, Class A	(881,736)	(1,831,179)
Net investment income, Class C	(89,704)	(177,365)
Net investment income, Class S	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	(47,879)	(386,098)
Net realized gains, Class C	(6,529)	(46,738)
Net realized gains, Institutional Class	—	—
Total Distributions	(1,025,848)	(2,441,380)

Share Transactions
Class A
Proceeds from shares sold	1,710,008	4,077,181
Reinvestment of distributions	236,454	1,704,990
Cost of shares redeemed	(2,271,352)	(10,885,023)
Change in Net Assets from Class A Share Transactions	(324,890)	(5,102,852)
Class C
Proceeds from shares sold	812,137	1,160,228
Reinvestment of distributions	24,422	167,157
Cost of shares redeemed	(503,732)	(1,512,872)
Change in Net Assets from Class C Share Transactions	332,827	(185,487)
Class S
Proceeds from shares sold	—	—
Reinvestment of distributions	—	—
Cost of shares redeemed	—	—
Change in Net Assets from Class S Share Transactions	—	—
Institutional Class
Proceeds from shares sold	—	—
Reinvestment of distributions	—	—
Cost of shares redeemed	—	—
Change in Net Assets from Institutional Class Share Transactions	—	—
Net Increase (Decrease) from Share Transactions	7,937	(5,288,339)

Total Increase (Decrease) in Net Assets	1,391,447	(6,245,658)

Net Assets
Beginning of period	54,160,384	60,406,042
End of period	$55,551,831	$54,160,384
Accumulated Net Investment Loss	$(28,923)	$(29,357)

18

Statements of Changes in Net Assets (Continued)

Touchstone Ohio Tax-Free Money Market Fund		Touchstone Tax-Free Money Market Fund
For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011
$10,049	$25,313	$2,401	$4,662
(2,130)	(981)	(443)	(232)
—	—	—	—
7,919	24,332	1,958	4,430

(3,788)	(9,177)	(802)	(1,692)
—	—	—	—
—	—	(1,599)	(2,970)
(6,261)	(16,136)	—	—
—	(1,239)	—	—
—	—	—	—
—	(1,772)	—	—
(10,049)	(28,324)	(2,401)	(4,662)

72,440,001	114,384,957	1,673,122	3,925,867
1,355	10,641	251	1,676
(57,343,621)	(143,005,439)	(2,591,508)	(4,965,609)
15,097,735	(28,609,841)	(918,135)	(1,038,066)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	32,327,642	59,517,875
—	—	504	3,034
—	—	(33,966,032)	(63,354,669)
—	—	(1,637,886)	(3,833,760)

141,814,434	251,307,023	—	—
17	661	—	—
(126,978,945)	(281,166,822)	—	—
14,835,506	(29,859,138)	—	—
29,933,241	(58,468,979)	(2,556,021)	(4,871,826)

29,931,111	(58,472,971)	(2,556,464)	(4,872,058)

195,404,363	253,877,334	47,309,438	52,181,496
$225,335,474	$195,404,363	$44,752,974	$47,309,438
$(352)	$(352)	$(171)	$(171)

19

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Selected Data for a Share Outstanding

	Six Months
	Ended
	December 31,
	2011		Year Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.36		$11.55	$11.22	$11.13	$11.37	$11.45
Income (loss) from investment operations:
Net investment income	0.21		0.42	0.42	0.43	0.44	0.45
Net realized and unrealized gains (losses) on
investments	0.30		(0.10)	0.33	0.09	(0.12)	0.03
Total from investment operations	0.51		0.32	0.75	0.52	0.32	0.48
Distributions from:
Net investment income	(0.21)		(0.42)	(0.42)	(0.43)	(0.44)	(0.45)
Realized capital gains	(0.01)		(0.09)	—	—	(0.12)	(0.11)
Total distributions	(0.22)		(0.51)	(0.42)	(0.43)	(0.56)	(0.56)
Net asset value at end of period	$11.65		$11.36	$11.55	$11.22	$11.13	$11.37
Total return(A)	4.54	%(B)	2.85%	6.77%	4.84%	2.85%	4.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,891		$47,991	$53,947	$51,862	$51,440	$56,163
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.81%	0.75%	0.75%
Gross expenses	1.12	%(C)	1.15%	1.15%	1.15%	1.15%	1.11%
Net investment income	3.63	%(C)	3.67%	3.66%	3.93%	3.92%	3.87%
Portfolio turnover rate	17	%(B)	26%	33%	2%	17%	28%

Touchstone Ohio Tax-Free Bond Fund — Class C

Selected Data for a Share Outstanding

	Six Months
	Ended
	December 31,
	2011		Year Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$11.37		$11.57	$11.23	$11.14	$11.39	$11.46
Income (loss) from investment operations:
Net investment income	0.17		0.34	0.34	0.35	0.36	0.36
Net realized and unrealized gains (losses) on
investments	0.30		(0.11)	0.34	0.09	(0.13)	0.04
Total from investment operations	0.47		0.23	0.68	0.44	0.23	0.40
Distributions from:
Net investment income	(0.17)		(0.34)	(0.34)	(0.35)	(0.36)	(0.36)
Realized capital gains	(0.01)		(0.09)	—	—	(0.12)	(0.11)
Total distributions	(0.18)		(0.43)	(0.34)	(0.35)	(0.48)	(0.47)
Net asset value at end of period	$11.66		$11.37	$11.57	$11.23	$11.14	$11.39
Total return(A)	4.15	%(B)	1.99%	6.06%	4.08%	2.00%	3.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,661		$6,169	$6,459	$6,056	$5,364	$5,169
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.55%	1.50%	1.50%
Gross expenses	2.01	%(C)	2.06%	1.96%	1.96%	1.98%	2.05%
Net investment income	2.88	%(C)	2.92%	2.91%	3.19%	3.17%	3.12%
Portfolio turnover rate	17	%(B)	26%	33%	2%	17%	28%

(A)	Total returns shown exclude the effect of applicable sales loads.
(B)	Not annualized.
(C)	Annualized.

See accompanying notes to financial statements.

20

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding

	Six Months
	Ended
	December 31,
	2011		Year Ended June 30,
	(Unaudited)		2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.010		0.024		0.029
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.010		0.024		0.029
Distributions from:
Net investment income	—	(A)	—	(A)	—	(A)	(0.010)		(0.024)		(0.029)
Realized capital gains	—		—	(A)	—		—	(A)	—	(A)	—	(A)
Total distributions	—	(A)	—	(A)	—	(A)	(0.010)		(0.024)		(0.029)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.04%		1.01%		2.43%		2.96%
Ratios and supplemental data:
Net assets at end of period (000's)	$91,737		$76,640		$105,251		$131,901		$133,736		$105,148
Ratio to average net assets:
Net expenses	0.28	%(C)	0.40%		0.62	%(D)	0.78	%(D)	0.75%		0.75%
Gross expenses	1.02	%(C)	1.01%		0.99%		0.99%		0.97%		0.94%
Net investment income	0.01	%(C)	0.01%		0.04%		0.99%		2.35%		2.92%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class

Selected Data for a Share Outstanding

	Six Months
	Ended
	December 31,
	2011		Year Ended June 30,
	(Unaudited)		2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	0.002		0.012		0.027		0.032
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—		—	(A)	0.002		0.012		0.027		0.032
Distributions from:
Net investment income	—	(A)	—	(A)	(0.002)		(0.012)		(0.027)		(0.032)
Realized capital gains	—		—	(A)	—		—	(A)	—	(A)	—	(A)
Total distributions	—	(A)	—	(A)	(0.002)		(0.012)		(0.027)		(0.032)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.15%		1.26%		2.68%		3.21%
Ratios and supplemental data:
Net assets at end of period (000's)	$133,599		$118,765		$148,626		$224,946		$262,253		$169,708
Ratio to average net assets:
Net expenses	0.28	%(C)	0.40%		0.51	%(E)	0.53	%(E)	0.50%		0.50%
Gross expenses	0.72	%(C)	0.72%		0.71%		0.69%		0.69%		0.65%
Net investment income	0.01	%(C)	0.01%		0.16%		1.25%		2.58%		3.17%

(A)	Amount rounds to less than $0.0005.
(B)	Not annualized.

(C)	Annualized.

(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.

(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009.

See accompanying notes to financial statements.

21

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding

	Six Months
	Ended
	December 31,
	2011		Year Ended June 30,
	(Unaudited)		2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:	—
Net investment income	—	(A)	—	(A)	—	(A)	0.010		0.024		0.028
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.010		0.024		0.028
Distributions from:
Net investment income	—	(A)	—	(A)	—	(A)	(0.010)		(0.024)		(0.028)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.03%		0.96%		2.39%		2.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,448		$16,366		$17,405		$22,418		$21,109		$16,590
Ratio to average net assets:
Net expenses	0.31	%(C)	0.52%		0.77	%(D)	0.92	%(D)	0.89%		0.89%
Gross expenses	1.20	%(C)	1.18%		1.22%		1.18%		1.17%		1.19%
Net investment income	0.01	%(C)	0.01%		0.04%		0.94%		2.35%		2.85%

Touchstone Tax-Free Money Market Fund — Class S

Selected Data for a Share Outstanding

	Six Months
	Ended
	December 31,
	2011		Year Ended June 30,
	(Unaudited)		2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.007		0.021		0.026
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.007		0.021		0.026
Distributions from:
Net investment income	—	(A)	—	(A)	—	(A)	(0.007)		(0.021)		(0.026)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.73%		2.12%		2.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,305		$30,943		$34,777		$40,902		$31,021		$82,925
Ratio to average net assets:
Net expenses	0.31	%(C)	0.52%		0.79	%(E)	1.16	%(E)	1.15%		1.15%
Gross expenses	1.26	%(C)	1.26%		1.50%		1.54%		1.56%		1.48%
Net investment income	0.01	%(C)	0.01%		0.01%		0.69%		2.23%		2.58%

(A)	Amount rounds to less than $0.0005.
(B)	Not annualized.

(C)	Annualized.

(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.

(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

See accompanying notes to financial statements.

22

Notes to Financial Statements

December 31, 2011 (Unaudited)

1. Organization

The Touchstone Tax-Free Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on April 13, 1981. The Trust consists of the following three funds, individually, a “Fund”, and collectively, the “Funds”:

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Ohio Tax-Free Money Market Fund (“Ohio Tax-Free Money Market Fund”)

Touchstone Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Tax-Free Money Market Fund is an open-end, diversified, management investment company. The Ohio Tax-Free Bond Fund and the OhioTax-Free Money Market Fund are each an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities
•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and security type. The Funds did not hold any Level 3 categorized securities during the six months ended or as of December 31, 2011.

During the six months ended December 31, 2011, there were no significant transfers between Levels 1, 2 and 3.

23

Notes to Financial Statements (Continued)

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Delayed delivery transactions — The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value (NAV). The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of each class of shares of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is equal to the NAV per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund declares dividends daily and distributes dividends monthly. Any realized capital gains on sales of securities for each Fund, net of applicable capital loss carryforwards, are distributed

24

Notes to Financial Statements (Continued)

to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the NAV of settled shares of such class to the total of the NAV of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2011:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$9,401,448
Proceeds from sales and maturities	$9,982,294

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

0.50% of the first $100 million
0.45% of the next $100 million
0.40% of the next $100 million

0.375% of such assets in excess of $300 million

25

Notes to Financial Statements (Continued)

Fort Washington Investment Advisors, Inc. (“Sub-Advisor”) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor, not the Funds, pays the Sub-Advisor a fee for these services.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

				Institutional
	Class A	Class C	Class S	Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

These fee waivers and expense limitations will remain in effect until at least October 27, 2012.

During the six months ended December 31, 2011, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

		Other Operating
	Administration	Expenses
Fund	Fees Waived	Reimbursed
Ohio Tax-Free Bond Fund	$54,978	$23,417
Ohio Tax-Free Money Market Fund	$200,741	$353,990
Tax-Free Money Market Fund	$47,962	$175,152

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (SEC) and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily NAV per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Effective November 5, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust. Prior to November5, 2011, JPMorgan Chase Bank,N.A. (“JPMorgan”),served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a

26

Notes to Financial Statements (Continued)

monthly fee per shareholder account from each Fund. In addition, each Fund pays BNY Mellon out-of-pocket expenses including, but not limited to, postage and supplies.

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of all Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to Class S shares. The Fund currently intends to limit the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $7,122 from underwriting and broker commissions on the sale of shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2011. In addition, the Underwriter collected $10 of contingent deferred sales charges on the redemption of Class C shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2011.

5. Capital Share Transactions

Capital share transactions for the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions for the periods shown:

27

Notes to Financial Statements (Continued)

	Ohio Tax-Free Bond Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Class A
Shares issued	148,649	361,887
Shares reinvested	20,425	149,896
Shares redeemed	(197,148)	(956,200)
Change in shares outstanding	(28,074)	(444,417)
Shares outstanding, beginning of period	4,224,731	4,669,148
Shares outstanding, end of period	4,196,657	4,224,731
Class C
Shares issued	70,405	101,221
Shares reinvested	2,107	14,694
Shares redeemed	(43,869)	(131,950)
Change in shares outstanding	28,643	(16,035)
Shares outstanding, beginning of period	542,465	558,500
Shares outstanding, end of period	571,108	542,465

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2011 and 2010 was as follows:

	Ohio Tax-Free Bond Fund		Ohio Tax-Free Money Market Fund
	2011	2010	2011	2010
From tax exempt income	$2,008,544	$2,153,575	$25,321	$343,109
From long-term capital gains	432,836	—	3,003	—
	$2,441,380	$2,153,575	$28,324	$343,109
			Tax-Free Money Market Fund
			2011	2010
From tax exempt income			$4,662	$10,616
From long-term capital gains			—	—
			$4,662	$10,616

28

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of June 30, 2011:

		Ohio Tax-Free
	Ohio Tax-Free	Money Market	Tax-Free Money
	Bond Fund	Fund	Market Fund
Tax cost of portfolio investments	$52,585,795	$195,249,631	$47,303,825
Gross unrealized appreciation	$2,059,005	$—	$—
Gross unrealized depreciation	(194,539)	—	—
Net unrealized appreciation	1,864,466	—	—
Accumulated capital and other losses	—	—	(670)
Post-October losses	—	(981)	(232)
Undistributed tax exempt income	124,914	1,368	196
Undistributed capital gains	44,017	—	—
Other temporary differences	(154,271)	(1,720)	(367)
Accumulated earnings (deficit)	$1,879,126	$(1,333)	$(1,073)

As of June 30, 2011, the Funds had the following capital loss carryforwards for federal income tax purposes:

		Expires
Fund	Amount	June 30,
Tax-Free Money Market Fund	$670	2017

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the netassets or NAV per share of the Funds and are designed to present the Funds’ capital accounts on a tax basis. There were no reclassifications for the Funds for the six months ended December 31, 2011.

As of December 31, 2011, the following Fund had the federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Ohio Tax-Free Bond Fund	$52,005,178	$3,255,020	$(4,095)	$3,250,925

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending June 30, 2012.

29

Notes to Financial Statements (Continued)

7. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

Subsequent events occuring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

30

Other Items (Unaudited)

Proxy Voting Disclosure

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the SEC’s website; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 through December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

31

Other Items (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Rato	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2011	2011	2011	2011*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,045.40	$4.38
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class C	Actual	1.60%	$1,000.00	$1,041.50	$8.23
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Touchstone Ohio Tax-Free Money Market Fund
Class A	Actual	0.28%	$1,000.00	$1,000.10	$1.41
Class A	Hypothetical	0.28%	$1,000.00	$1,023.79	$1.43

Institutional Class	Actual	0.28%	$1,000.00	$1,000.10	$1.41
Institutional Class	Hypothetical	0.28%	$1,000.00	$1,023.79	$1.43

Touchstone Tax-Free Money Market Fund
Class A	Actual	0.31%	$1,000.00	$1,000.10	$1.56
Class A	Hypothetical	0.31%	$1,000.00	$1,023.64	$1.58

Class S	Actual	0.31%	$1,000.00	$1,000.10	$1.56
Class S	Hypothetical	0.31%	$1,000.00	$1,023.64	$1.58

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

Advisory Agreement Approval Disclosure

At a meeting held on November 17, 2011, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Tax-FreeTrust (the “Trust”), and by a separate vote, the IndependentTrustees of theTrust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers;

32

Other Items (Continued)

(4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examination and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of each Fund’s fees and reimbursed a portion of each Fund’s operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

33

Other Items (Continued)

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month, and thirty-six month periods ended June 30, 2011 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the fees paid by the Funds and reimbursed portions of the Funds’ operating expenses in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance for the six-month, twelve-month and thirty-six-month periods ended June 30, 2011 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone OhioTax-Free Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance for the six-month and twelve-month periods ended June 30, 2011 was in the 3rd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended June 30, 2011 was in the 2nd quintile. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Tax-Free Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance for the six-month, twelve-month and thirty-six-month periods ended June 30, 2011 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the

34

Other Items (Continued)

assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increase. The Board noted that the current advisory fee for the Touchstone Ohio Tax-Free Money Market Fund currently reflected such economies of scale. The Board also noted that if a Fund’s assets increased over time, the Fund also might realize other economies of scale if assets increased proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in relation to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives

35

Other Items (Continued)

from the respective Funds. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Ohio Tax-Free Bond Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor.

Touchstone Ohio Tax-Free Money Market Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Tax-Free Money Market Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month, and thirty-six month periods ended June 30, 2011 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor’s focus on the Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s advisory fee is reasonable in relation to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

36

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account.These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

37

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303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-SAR-1112

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date   2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date   2/29/12

By (Signature and Title)*	/s/ Terrie Wiedenheft
Terrie Wiedenheft, Controller and Treasurer
(principal financial officer)

Date   2/29/12

* Print the name and title of each signing officer under his or her signature